General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
General And Administrative Expenses Tables [Line Items]
Disclosure Of General And Administrative Expense Tables Explanatory
General and administrative expenses
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Outsourcing costs 808 829 478
Technology costs 1,000 912 558
Consulting, legal and audit fees 1,136 1,170 650
Real estate and logistics costs 809 832 679
Market data services 607 573 400
Marketing and communication 338 356 209
Travel and entertainment 318 279 205
Litigation, regulatory and similar matters
1
608 1,514 816
Other 11,858
2
10,085 7,123
of which: shared services costs charged by UBS Group AG or its subsidiaries 10,368 8,862 6,203
Total general and administrative expenses 17,481 16,548 11,118
1 Reflects the net increase / (decrease) in provisions for litigation, regulatory and similar matters recognized in the income statement, as well as litigation expenses relating to matters where UBS AG or its subsidiaries do not hold the
provision but have agreed
to bear all or
a portion of the
expense. Refer to
Note 17 for more
information. In 2024,
in accordance with the
applicable contractual arrangements,
UBS AG received a
reimbursement of USD 177
m from a direct subsidiary of UBS Group AG.
2 Includes a USD
180 m expense related to the payment to Swisscard AECS GmbH for the sale of the Credit Suisse card portfolios to UBS AG.
Refer to Note 28 for more information.